Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$22,468,111,600

OSFI Covered Bond Limit			$37,068,847,904

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$22,468,111,600

A = Lesser of (i) LTV Adjusted Loan Balance and			27,846,289,917		A (i)	30,267,706,432
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	27,846,289,917
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			325,529,437
Total: A + B + C + D + E - F			27,520,760,480

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			108.7%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			22,987,640,797

A = lesser of (i) Present Value of outstanding loan balance of			30,107,288,124		A (i)	30,107,288,124
Performing Eligible Loans(5) and (ii) 80% of Market Value of					A (ii)	59,153,495,810
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			30,107,288,124

Intercompany Loan Balance

Guarantee Loan			24,430,146,659
Demand Loan			6,909,900,360
Total			31,340,047,019

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
December 28, 2017	N/A		N/A

Portfolio Flow of Funds

	28-Dec-17		30-Nov-17
Cash Inflows
Principal Receipts	428,922,189.11		479,327,860.48
Sale of Loans	332,239,429.48		220,363,703.36
Revenue Receipts	67,684,015.78		72,803,695.45
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(64,820,772.45)	(7)	(68,379,406.31)	(8)
Purchase of Loans	(34,980,906.09)		(32,728,376.80)
Intercompany Loan Repayment	(726,180,712.50)	(7)	(666,963,187.04)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(20.42)		(58.81)
Net Inflows/(Outflows)	2,863,222.91		4,424,230.33

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.0098%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on January 17th, 2018.

(8) This amount was paid out on December 18th, 2017.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$30,975,764,290
Current Month Ending Balance(1)	$30,249,549,161
Number of Mortgage Loans in Pool	147,416
Average Loan Size	$205,199
Number of Primary Borrowers	130,043
Number of Properties	134,035

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	40.91%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	59.46%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	72.12%
Weighted Average Seasoning of Loans in the Portfolio	21.89	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.71%
Weighted Average Original Term of Loans in the Portfolio	54.47	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	32.58	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	34.77	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	147,325	99.94%	30,228,801,402	99.93%
30 to 59 Days Past Due	66	0.04%	14,828,501	0.05%
60 to 89 Days Past Due	24	0.02%	5,384,815	0.02%
90 to 119 Days Past Due	1	0.00%	534,443	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	17,656	11.98%	4,222,924,511	13.96%
British Columbia	19,122	12.97%	5,317,252,769	17.58%
Manitoba	2,735	1.86%	381,841,375	1.26%
New Brunswick	3,832	2.60%	396,621,540	1.31%
Newfoundland	3,897	2.64%	574,177,713	1.90%
Northwest Territories	48	0.03%	9,808,868	0.03%
Nova Scotia	5,732	3.89%	750,812,408	2.48%
Nunavut	-	0.00%	-	0.00%
Ontario	73,085	49.58%	15,170,142,523	50.15%
Prince Edward Island	758	0.51%	83,772,759	0.28%
Quebec	15,813	10.73%	2,420,213,552	8.00%
Saskatchewan	4,464	3.03%	868,573,809	2.87%
Yukon	274	0.19%	53,407,333	0.18%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,706	1.16%	319,991,104	1.06%
599 or less	1,408	0.96%	274,870,011	0.91%
600 - 650	2,818	1.91%	605,227,990	2.00%
651 - 700	8,525	5.78%	1,878,563,986	6.21%
701 - 750	17,454	11.84%	3,851,351,687	12.73%
751 - 800	27,034	18.34%	5,949,513,429	19.67%
801 and Above	88,471	60.01%	17,370,030,955	57.42%
Total	147,416	100.00%	30,249,549,161	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	114,412	77.61%	22,202,342,604	73.40%
Variable	33,004	22.39%	8,047,206,557	26.60%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	114,196	77.47%	21,140,662,920	69.89%
Non-STEP	33,220	22.53%	9,108,886,242	30.11%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	7,950	5.39%	1,753,113,794	5.80%
Owner Occupied	139,466	94.61%	28,496,435,367	94.20%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	33,600	22.79%	7,365,517,671	24.35%
2.5000 - 2.9999	98,130	66.57%	20,045,246,508	66.27%
3.0000 - 3.4999	12,513	8.49%	2,322,796,749	7.68%
3.5000 - 3.9999	2,197	1.49%	367,011,692	1.21%
4.0000 - 4.4999	477	0.32%	79,911,537	0.26%
4.5000 - 4.9999	305	0.21%	42,741,723	0.14%
5.0000 - 5.4999	111	0.08%	10,558,500	0.03%
5.5000 and Above	83	0.06%	15,764,781	0.05%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,295	12.41%	1,454,011,364	4.81%
20.01-25.00	7,597	5.15%	1,050,959,464	3.47%
25.01-30.00	8,496	5.76%	1,431,328,041	4.73%
30.01-35.00	9,921	6.73%	1,943,494,781	6.42%
35.01-40.00	11,628	7.89%	2,466,899,425	8.16%
40.01-45.00	12,775	8.67%	2,858,255,148	9.45%
45.01-50.00	14,117	9.58%	3,250,016,661	10.74%
50.01-55.00	15,407	10.45%	3,651,508,789	12.07%
55.01-60.00	15,115	10.25%	3,690,603,683	12.20%
60.01-65.00	11,220	7.61%	2,807,599,004	9.28%
65.01-70.00	8,975	6.09%	2,202,283,384	7.28%
70.01-75.00	7,868	5.34%	1,961,545,667	6.48%
75.01-80.00	4,868	3.30%	1,238,429,833	4.09%
80.01-90.00	1,045	0.71%	229,901,737	0.76%
90.01-100.00	72	0.05%	10,778,187	0.04%
Over 100.00	17	0.01%	1,933,993	0.01%
Total	147,416	100.00%	30,249,549,161	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,880	14.16%	3,757,327,863	12.42%
12.00 - 23.99	22,581	15.32%	3,866,119,667	12.78%
24.00 - 35.99	40,336	27.36%	7,997,326,574	26.44%
36.00 - 41.99	19,042	12.92%	4,277,790,054	14.14%
42.00 - 47.99	30,172	20.47%	7,411,484,954	24.50%
48.00 - 53.99	9,544	6.47%	1,984,631,484	6.56%
54.00 - 59.99	3,707	2.51%	738,459,591	2.44%
60.00 - 65.99	835	0.57%	153,173,021	0.51%
66.00 - 71.99	167	0.11%	33,839,787	0.11%
72.00 and Above	152	0.10%	29,396,167	0.10%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	42,369	28.74%	2,493,061,371	8.24%
100,000 - 149,999	24,246	16.45%	3,030,860,218	10.02%
150,000 - 199,999	21,979	14.91%	3,829,959,471	12.66%
200,000 - 249,999	17,017	11.54%	3,815,014,986	12.61%
250,000 - 299,999	12,856	8.72%	3,519,530,661	11.63%
300,000 - 349,999	8,726	5.92%	2,822,273,281	9.33%
350,000 - 399,999	5,791	3.93%	2,161,796,698	7.15%
400,000 - 449,999	3,629	2.46%	1,536,476,888	5.08%
450,000 - 499,999	2,688	1.82%	1,272,670,149	4.21%
500,000 - 549,999	1,805	1.22%	945,396,733	3.13%
550,000 - 599,999	1,469	1.00%	841,804,613	2.78%
600,000 - 649,999	1,030	0.70%	642,452,707	2.12%
650,000 - 699,999	747	0.51%	503,120,773	1.66%
700,000 - 749,999	599	0.41%	433,877,333	1.43%
750,000 - 799,999	442	0.30%	341,964,544	1.13%
800,000 - 849,999	377	0.26%	310,746,115	1.03%
850,000 - 899,999	361	0.24%	315,310,154	1.04%
900,000 - 949,999	277	0.19%	256,518,991	0.85%
950,000 - 999,999	229	0.16%	222,248,428	0.73%
1,000,000 or Greater	779	0.53%	954,465,046	3.16%
Total	147,416	100.00%	30,249,549,161	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	23,847	16.18%	4,540,143,151	15.01%
Single Family	117,508	79.71%	24,277,367,535	80.26%
Multi Family	5,417	3.67%	1,303,993,985	4.31%
Other	644	0.44%	128,044,491	0.42%
Total	147,416	100.00%	30,249,549,161	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	72,639,469	52,301,453	69,951,285	87,274,133	105,519,448	128,611,452	181,384,115	224,750,274	346,344,873	455,781,799	519,217,218	907,359,881	864,669,623	205,297,475	1,822,013	-	4,222,924,511	13.96%
	Current and Less Than 30 Days Past Due	72,639,469	52,095,944	69,951,285	87,207,299	105,519,448	128,470,589	181,173,652	224,528,604	346,031,167	453,614,529	517,440,973	906,314,339	864,202,051	205,297,475	1,822,013	-	4,216,308,837	99.84%
	30 to 59 Days Past Due	-	205,509	-	-	-	140,863	210,463	221,670	-	1,035,588	1,031,810	1,045,542	467,572	-	-	-	4,359,016	0.10%
	60 to 89 Days Past Due	-	-	-	66,834	-	-	-	-	313,706	1,131,682	744,435	-	-	-	-	-	2,256,658	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	383,429,017	259,133,543	354,540,884	484,580,897	622,655,596	666,555,391	742,617,395	618,650,810	463,184,574	379,348,321	239,732,165	83,210,062	16,264,499	3,349,615	-	-	5,317,252,769	17.58%
	Current and Less Than 30 Days Past Due	383,429,017	259,133,543	354,477,914	484,403,214	622,349,983	665,827,105	741,789,866	618,650,810	463,184,574	379,348,321	239,732,165	83,103,951	16,264,499	3,349,615	-	-	5,315,044,577	99.96%
British Columbia	30 to 59 Days Past Due	-	-	62,971	177,683	227,657	728,285	464,570	-	-	-	-	106,110	-	-	-	-	1,767,276	0.03%
British Columbia	60 to 89 Days Past Due	-	-	-	-	77,957	-	362,959	-	-	-	-	-	-	-	-	-	440,916	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	7,974,095	7,240,933	9,313,571	11,651,904	15,503,626	19,362,740	29,263,888	34,336,020	43,054,211	47,949,650	65,472,964	71,516,844	17,965,086	612,825	337,531	285,488	381,841,375	1.26%
Manitoba	Current and Less Than 30 Days Past Due	7,974,095	7,240,933	9,313,571	11,651,904	15,503,626	19,362,740	29,263,888	34,336,020	43,054,211	47,949,650	65,472,964	71,311,454	17,965,086	612,825	337,531	285,488	381,635,985	99.95%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	205,390	-	-	-	-	205,390	0.05%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,536,631	9,686,476	9,684,762	13,671,679	21,921,887	32,204,309	51,000,307	81,374,913	83,274,336	51,058,024	28,866,353	2,060,548	1,077,193	204,122	-	-	396,621,540	1.31%
New Brunswick	Current and Less Than 30 Days Past Due	10,536,631	9,686,476	9,646,004	13,671,679	21,843,142	32,204,309	51,000,307	80,991,555	83,179,349	51,058,024	28,866,353	2,060,548	1,077,193	204,122	-	-	396,025,693	99.85%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	78,744	-	-	214,038	94,987	-	-	-	-	-	-	-	387,769	0.10%
New Brunswick	60 to 89 Days Past Due	-	-	38,758	-	-	-	-	169,320	-	-	-	-	-	-	-	-	208,078	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,713,513	8,690,353	12,457,341	18,061,184	30,987,463	43,589,470	70,112,987	107,747,983	136,209,446	66,761,683	47,429,683	9,438,475	9,512,451	1,465,682	-	-	574,177,713	1.90%
Newfoundland	Current and Less Than 30 Days Past Due	11,713,513	8,670,277	12,457,341	18,061,184	30,987,463	43,589,470	69,826,563	107,598,739	135,904,769	66,761,683	47,429,683	9,438,475	9,512,451	1,465,682	-	-	573,417,293	99.87%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	286,424	149,243	304,677	-	-	-	-	-	-	-	740,344	0.13%
Newfoundland	60 to 89 Days Past Due	-	20,076	-	-	-	-	-	-	-	-	-	-	-	-	-	-	20,076	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	502,755	230,012	289,182	376,342	-	1,448,782	837,658	1,822,668	1,769,290	1,547,755	485,754	-	498,669	-	-	-	9,808,868	0.03%
	Current and Less Than 30 Days Past Due	502,755	230,012	289,182	376,342	-	1,448,782	837,658	1,822,668	1,769,290	1,547,755	485,754	-	498,669	-	-	-	9,808,868	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,569,581	16,143,750	20,681,279	27,472,250	37,413,514	53,837,493	82,917,805	126,832,980	166,848,757	92,446,519	80,273,537	18,791,757	4,734,281	690,656	158,249	-	750,812,408	2.48%
Nova Scotia	Current and Less Than 30 Days Past Due	21,569,581	16,143,750	20,681,279	27,472,250	37,413,514	53,751,285	82,917,805	126,671,561	166,848,757	92,446,519	80,273,537	18,791,757	4,734,281	690,656	158,249	-	750,564,781	99.97%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	86,208	-	-	-	-	-	-	-	-	-	-	86,208	0.01%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	161,418	-	-	-	-	-	-	-	-	161,418	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	860,145,162	637,480,873	873,339,532	1,199,503,180	1,484,276,348	1,734,180,332	1,833,582,467	2,086,837,067	1,971,172,107	1,282,643,604	764,343,579	340,466,326	86,972,859	7,784,353	6,608,642	806,090	15,170,142,523	50.15%
Ontario	Current and Less Than 30 Days Past Due	860,021,242	637,430,602	873,153,103	1,199,423,138	1,484,276,348	1,732,650,412	1,833,396,925	2,084,828,380	1,970,221,052	1,282,389,983	764,253,374	340,466,326	86,972,859	7,784,353	6,608,642	806,090	15,164,682,831	99.96%
Ontario	30 to 59 Days Past Due	123,920	50,271	186,430	-	-	638,669	-	1,619,156	751,725	253,621	90,205	-	-	-	-	-	3,713,997	0.02%
Ontario	60 to 89 Days Past Due	-	-	-	80,042	-	356,808	185,542	389,531	199,330	-	-	-	-	-	-	-	1,211,252	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	534,443	-	-	-	-	-	-	-	-	-	-	534,443	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,911,726	1,841,141	2,429,744	2,865,540	3,810,688	7,210,902	9,484,491	20,092,984	17,941,818	8,219,231	6,244,629	719,864	-	-	-	-	83,772,759	0.28%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,911,726	1,841,141	2,429,744	2,865,540	3,810,688	7,160,676	9,484,491	20,092,984	17,941,818	8,219,231	6,244,629	719,864	-	-	-	-	83,722,534	99.94%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	50,225	-	-	-	-	-	-	-	-	-	-	50,225	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	61,613,800	41,250,029	58,458,867	70,197,732	99,817,644	105,935,694	143,314,530	198,910,209	231,953,755	288,275,984	353,399,877	519,356,935	234,537,319	10,497,010	1,851,751	842,415	2,420,213,552	8.00%
Quebec	Current and Less Than 30 Days Past Due	61,608,162	41,168,376	58,458,867	70,197,732	99,817,644	105,935,694	142,971,444	198,910,209	231,582,488	288,075,390	352,159,433	518,819,890	234,537,319	10,497,010	1,851,751	842,415	2,417,433,823	99.89%
Quebec	30 to 59 Days Past Due	5,639	81,653	-	-	-	-	343,086	-	371,268	200,595	442,464	537,045	-	-	-	-	1,981,750	0.08%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	797,979	-	-	-	-	-	797,979	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,313,384	15,716,270	18,360,427	24,957,849	42,170,900	58,280,635	99,777,569	139,175,201	222,383,136	128,452,292	91,379,334	8,313,537	1,293,275	-	-	-	868,573,809	2.87%
Saskatchewan	Current and Less Than 30 Days Past Due	18,313,384	15,716,270	18,360,427	24,957,849	42,170,900	57,949,957	99,777,569	138,320,085	222,167,852	128,028,407	91,379,334	8,313,537	1,293,275	-	-	-	866,748,846	99.79%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	330,678	-	855,116	215,283	185,673	-	-	-	-	-	-	1,586,751	0.18%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	238,212	-	-	-	-	-	-	238,212	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,662,232	1,244,632	1,821,165	2,882,089	2,822,311	7,037,948	5,723,449	10,977,680	6,467,380	5,114,140	5,438,290	311,438	904,579	-	-	-	53,407,333	0.18%
Yukon	Current and Less Than 30 Days Past Due	2,662,232	1,244,632	1,821,165	2,882,089	2,822,311	7,037,948	5,723,449	10,977,680	6,467,380	5,114,140	5,438,290	311,438	904,579	-	-	-	53,407,333	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,454,011,364	1,050,959,464	1,431,328,041	1,943,494,781	2,466,899,425	2,858,255,148	3,250,016,661	3,651,508,789	3,690,603,683	2,807,599,004	2,202,283,384	1,961,545,667	1,238,429,833	229,901,737	10,778,187	1,933,993	30,249,549,161	100.00%
	Current and Less Than 30 Days Past Due	1,453,881,806	1,050,601,955	1,431,039,882	1,943,170,222	2,466,515,068	2,855,388,968	3,248,163,617	3,647,729,297	3,688,352,707	2,804,553,632	2,199,176,490	1,959,651,580	1,237,962,262	229,901,737	10,778,187	1,933,993	30,228,801,402	99.93%
	30 to 59 Days Past Due	129,559	337,433	249,400	177,683	306,401	1,924,703	1,304,543	3,059,223	1,737,940	1,675,477	1,564,479	1,894,088	467,572	-	-	-	14,828,501	0.05%
	60 to 89 Days Past Due	-	20,076	38,758	146,876	77,957	407,034	548,501	720,269	513,036	1,369,895	1,542,415	-	-	-	-	-	5,384,815	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	534,443	-	-	-	-	-	-	-	-	-	-	534,443	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/28/2017
Distribution Date:	1/12/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,404,539	20,999,141	25,052,012	29,315,708	37,864,981	34,501,865	39,234,630	26,700,898	21,607,771	22,158,337	17,582,823	14,240,637	7,863,866	1,463,897	-	-	319,991,104	1.06%
<=599	4,680,962	2,547,232	7,912,975	18,913,940	25,932,422	37,586,611	36,576,982	34,102,299	22,181,306	30,712,164	27,193,754	17,167,581	8,413,501	948,283	-	-	274,870,011	0.91%
600-650	11,102,665	11,509,844	19,803,981	27,185,281	44,832,525	66,888,040	79,186,575	78,032,278	71,245,702	67,230,917	55,320,429	40,281,555	30,712,586	1,740,179	155,432	-	605,227,990	2.00%
651-700	47,283,177	35,374,805	54,494,593	88,612,816	145,754,746	182,324,224	201,083,479	252,666,216	253,309,423	197,828,119	166,197,332	142,748,768	90,782,921	17,377,874	2,725,494	-	1,878,563,986	6.21%
701-750	108,486,672	95,782,765	131,384,491	206,992,431	281,018,501	331,127,185	394,684,823	491,307,498	523,226,943	392,131,400	346,418,912	311,084,139	206,221,848	29,539,495	1,944,582	-	3,851,351,687	12.73%
751-800	187,361,778	150,506,276	216,065,556	331,112,739	434,056,615	556,288,426	655,391,327	743,150,698	824,379,679	620,015,830	458,814,911	425,152,669	290,413,092	54,233,253	2,285,093	285,488	5,949,513,429	19.67%
>800	1,073,691,571	734,239,401	976,614,432	1,241,361,867	1,497,439,635	1,649,538,797	1,843,858,845	2,025,548,902	1,974,652,858	1,477,522,237	1,130,755,223	1,010,870,318	604,022,019	124,598,757	3,667,586	1,648,505	17,370,030,955	57.42%
Total	1,454,011,364	1,050,959,464	1,431,328,041	1,943,494,781	2,466,899,425	2,858,255,148	3,250,016,661	3,651,508,789	3,690,603,683	2,807,599,004	2,202,283,384	1,961,545,667	1,238,429,833	229,901,737	10,778,187	1,933,993	30,249,549,161	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.